Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2014
Notes Tables
Summary of Valuation Allowance [Table Text Block]
		Additions
Description	Balance at Beginning Of Period	Charged to Costs and Expenses	Charged to Other Accounts	(1) Deductions	Balance at End Of Period
Reserve Deducted in the Balance Sheet From the Asset to Which it Applies:

Allowance for Deferred Tax Assets
Year ended December 31, 2014	$25,002,881	$1,044,297	$-0-	$-0-	$26,047,178
Year ended December 31, 2013	27,295,741	862,736	-0-	$(3,155,596)	25,002,881
Year ended December 31, 2012	27,591,230	817,472	-0-	(1,112,961)	27,295,741